Provisions	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Provisions
Provisions
The amounts of provisions in 2017 and 2016 are as follows:

	12/31/2017			12/31/2016
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	912	5,666	6,578	1,002	6,147	7,149
Termination plans	515	1,282	1,797	709	1,685	2,394
Post-employment defined benefit plans	9	1,030	1,039	3	935	938
Other benefits	388	3,354	3,742	290	3,527	3,817
Other provisions	1,304	3,552	4,856	1,218	3,726	4,944
Total	2,216	9,218	11,434	2,220	9,873	12,093

a) Employee benefits
In 2017 the Group recorded a provision in the amount of 340 million euros (1,380 million euros in 2016) in order to increase the efficiency for the future representing a further step towards the initiatives focusing on the simplification and transformation of Telefónica. Of this amount, 165 million euros correspond to Teléfonica España, mainly relating to the Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. Individual Suspension Plan described in “Other benefits” (837 million euros in 2016).
Termination plans
The movement in provisions for post-employment plans in 2017 and 2016 is as follows:

Millions of euros	Total
Provisions for post-employment plans at 12/31/15	2,583
Additions	571
Retirements/amount applied	(822)
Transfers	35
Translation differences and accretion	27
Provisions for post-employment plans at 12/31/16	2,394
Additions	179
Retirements/amount applied	(759)
Transfers	(8)
Translation differences and accretion	(9)
Provisions for post-employment plans at 12/31/17	1,797

Telefónica Spain
Concerning the 2003-2007 labor force reduction plan in Telefónica de España, concluded with 13,870 employees taking part, provisions recorded at December 31, 2017 and 2016 amounted to 83 and 152 million euros, respectively. The amount for this provision classified as current totaled 37 million euros at December 31, 2017.
Concerning the 2011-2013 labor force reduction plan in Telefónica de España, concluded with 6,830 employees taking part, provisions recorded at December 31, 2017 and 2016 amounted to 1,061 and 1,353 million euros, respectively. The amount for this provision classified as current totaled 301 million euros at December 31, 2017.
The companies bound by these commitments calculated provisions required at 2017 and 2016 year-end using actuarial assumptions pursuant to current legislation, including the PERM/F- 2000C mortality tables and a high quality credit market based interest rate.
The discount rate used for these provisions at December 31, 2017, was 0.53%, with an average length of the plans of 2.1 years.
Telefónica Germany
Within the context of transformation of Telefónica Deutschland following the purchase of E-Plus in a bid to increase profitability by securing operational synergies, a provision for employee restructuring was made in 2014 amounting to 321 million euros. In 2017 an additional provision was made amounting to 44 million euros (additional 46 million euros in 2016).
This provision amounted to 65 million euros at December 31, 2017 (100 million euros at December 31, 2016).
Telefónica, S.A.
With respect to the simplification and transformation process of the Telefónica Group, Telefónica, S.A. launched in 2015 a voluntary termination plan for the employees who met the requirements defined by the Plan regarding age and seniority in the Company, among others. Following this transformation and simplification framework, the Company has, on the one hand, extended the plan termination until 2018 and on the other hand, set up in December 2016 a new voluntary programme aimed at some employees who met certain requirements related to seniority in the Company. In 2017 a similar programme has been launched. The provision for this concept at December 31, 2017 totals 159 million euros (184 million euros in 2016).
Post-employment defined benefit plans
The Group has a number of defined-benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2017
Millions of euros	Spain	United Kingdom	Germany	Brazil	Hispano- américa	Others	Total
Obligation	490	1,828	235	734	80	16	3,383
Assets	—	(1,651)	(84)	(835)	—	(9)	(2,579)
Net provision before asset ceiling	490	177	151	(101)	80	7	804
Asset ceiling	—	—	—	232	—	—	232
Net provision	490	177	151	134	80	7	1,039
Net assets	—	—	—	3	—	—	3

12/31/2016
Millions of euros	Spain	United Kingdom	Germany	Brazil	Hispano- américa	Others	Total
Obligation	533	1,834	233	737	25	16	3,378
Assets	—	(1,662)	(128)	(982)	—	(8)	(2,780)
Net provision before asset ceiling	533	172	105	(245)	25	8	598
Asset ceiling	—	—	—	337	—	—	337
Net provision	533	172	105	95	25	8	938
Net assets	—	—	—	3	—	—	3

The movement in the present value of obligations in 2017 and 2016 is as follows:

Millions of euros	Spain	United Kingdom	Germany	Brazil	Hispano- américa	Other	Total
Present value of obligation at 12/31/15	552	1,613	198	449	31	15	2,858
Translation differences	—	(251)	—	125	(9)	—	(135)
Current service cost	7	—	6	1	7	—	21
Interest cost	8	54	5	59	4	1	131
Actuarial losses and gains	17	444	31	149	2	—	643
Benefits paid	(51)	(26)	(3)	(46)	(3)	—	(129)
Other movements	—	—	(4)	—	(7)	—	(11)
Present value of obligation at 12/31/16	533	1,834	233	737	25	16	3,378
Translation differences	—	(67)	—	(109)	(15)	(2)	(193)
Current service cost	6	—	9	3	2	1	21
Interest cost	6	46	4	73	6	1	136
Actuarial losses and gains	(9)	60	(8)	85	8	—	136
Benefits paid	(46)	(46)	(3)	(55)	(3)	(1)	(154)
Inclusion of companies	—	—	—	—	61	—	61
Other movements	—	1	—	—	(4)	1	(2)
Present value of obligation at 12/31/17	490	1,828	235	734	80	16	3,383

Movements in the fair value of plan assets in 2017 and 2016 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/15	1,753	122	637	10	2,522
Translation differences	(256)	—	171	—	(85)
Interest income	59	3	86	1	149
Actuarial losses and gains	134	(2)	132	—	264
Company contributions	—	9	1	—	10
Benefits paid	(26)	(2)	(45)	—	(73)
Other movements	(2)	(2)	—	(3)	(7)
Fair value of plan assets at 12/31/16	1,662	128	982	8	2,780
Translation differences	(61)	—	(130)	(1)	(192)
Interest income	42	2	99	1	144
Actuarial losses and gains	55	—	(64)	—	(9)
Company contributions	—	6	1	1	8
Benefits paid	(46)	(2)	(52)	(1)	(101)
Other movements	(1)	(50)	(1)	1	(51)
Fair value of plan assets at 12/31/17	1,651	84	835	9	2,579

"Other movements" of Telefónica Germany in 2017 relate to the reclassification of long-term financial assets that do not qualify as plan assets under IAS 19 amounting to 50 million euros (see Note 13).
The Group’s principal defined-benefit plans are:
a) ITP (Spain)
Telefónica Spain reached an agreement with its employees whereby it recognized supplementary pension payments for employees who had retired as of June 30, 1992, equal to the difference between the pension payable by the social security system and that which would be paid to them by ITP (Institución Telefónica de Previsión). Once the aforementioned supplementary pension payments had been quantified, they became fixed, lifelong and non-updateable and 60% of the payments are transferable to the surviving spouse, recognized as such as of June 30, 1992, and to underage children.
The amount for this provision totaled 233 million euros at December 31, 2017 (265 million euros at December 31, 2016).
b) Survival (Spain)
Serving employees who did not join the defined pension plan are still entitled to receive survivorship benefits at the age of 65.
The amount for this provision totaled 257 million euros at December 31, 2017 (268 million euros at December 31, 2016).
As detailed in Note 13, the Group has long-term financial assets to cover the obligations of these two defined benefit plans.
The average length of the plans is 8 years. The main actuarial assumptions used in valuing these plans are as follows:

	Survival		ITP
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Discount rate	1.45%	1.26%	1.37%	1.16%
Expected rate of salary increase	0%-0.5%	0% - 0.5%	−	−
Mortality tables	PERM/F 2000P OM77	PERM/F-2000P OM77	90%PERM 2000C/98% PERF 2000C	90% PERM 2000C/98% PERF 2000 C

The table below shows the sensitivity of the value of termination, post-employment and other obligations, among which is included the Individual Suspension Plan, of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(270)	(230)	248	213

A 100 b.p. increase in the discount rate would reduce the value of the liabilities by 248 million euros and have a positive impact on income statement of 213 million euros before tax. On the other hand, a 100 b.p. decrease in the discount rate would increase the value of the liabilities by 270 million euros and have a negative impact on income statement of 230 million euros before tax.
The Telefónica Group actively manages this position and has arranged a derivatives portfolio to significantly reduce the impact of changes in the discount rate (see Note 16).
Telefónica United Kingdom Pension Plan
The Telefónica United Kingdom Pension Plan provides pension benefits to the various companies of the Telefónica Group in United Kingdom coming from the O2 Group. The Plan is comprised of defined contribution and defined benefit sections. The defined benefit sections were closed to future accrual with effect from February 28, 2013. The companies continued to provide retirement benefits through the defined contribution sections of the Plan.
The number of beneficiaries of these plans at December 31, 2017 and 2016 are 4,491 and 4,532 respectively. At December 31, 2017, the weighted average duration of the Plan was 23 years.
The main actuarial assumptions used in valuing the Plan are as follows:

	12/31/2017	12/31/2016
Nominal rate of pension payment increase	3.15%	3.15%
Discount rate	2.45%	2.60%
Expected inflation	3.30%	3.35%
Mortality tables	95% S2NA,	95% S2NA,
	CMI 2016 1% 7.5	CMI 2015 1%

The increase in the present value of the obligation in 2016 was mainly a result of the decrease of the rate used to discount it, decisively affected by the fall in interest rates. The methodology used to calculate the discount rate was the same as that of the prior year.
Fair value of Plan assets is as follows:

Millions of euros	12/31/2017	12/31/2016
Shares	—	357
Bonds	1,651	1,306
Cash equivalents	—	(1)
Total	1,651	1,662

At December 31, 2017, reasonably possible changes to one of the following actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Millions of euros	Increase in defined benefit obligation
Discount rate (0.25% decrease)	121
Expected inflation (0.25% increase)	104
Life expectancy (1 year longer)	54

Telefônica Brazil pension plans
Telefônica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, TData, Terra Networks and TGLog
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes PREV	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, TData, Terra Networks and TGLog
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2017	12/31/2016
Discount rate	9.46% - 9.88%	10.77% - 10.85%
Nominal rate of salary increase	5.93%	6.18%
Long term inflation rate	4.25%	4.50%
Growth rate for medical costs	7.38%	7.64%
Mortality tables	AT 2000 M/F	AT 2000 M/F

The discount rate and the growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and that may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	469	450	490
Health plans	265	246	286
Total obligation	734	696	776

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	469	469	469
Health plans	265	308	230
Total obligation	734	777	699

Other benefits
Teléfonica de España, Telefónica Móviles España and Telefónica Soluciones Individual Suspension Plan
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the 1st Collective Agreement of Related Companies (CEV), wholly backed by the largest labor unions. This agreement considered, among other elements, a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Agreement of Related Companies was extended until 2018, by virtue of the provisions of this same agreement.
This plan is based on mutual agreement between the company and the employees, and implies the possibility of voluntarily suspending the employment relationship for an initial three-year period, renewable for consecutive three-year periods until the retirement age. The employees who meet the age and seniority requirements may enter into the Individual Suspension Plan (PSI) in the periods opened for this purposes.
In 2017, the current value of the forecast payment flows to meet the commitments of this program (applying certain hypothesis about estimated number of accessions and future reintegration ratio) was recognized. This figure was calculated using actuarial criteria (PERM/F-2000C tables, combined with the invalidity table published in the 1977 ministerial order) and a high quality credit market based interest rate.
The corresponding provision is recognized under “Other provisions” in the above table. The provision at December 31, 2017 amounted to 3,580 million euros (3,666 million euros at December 31, 2016).
The discount rate used for these provisions at December 31, 2017, was 1.05%, with an average length of the Plan of 5.2 years.

b) Other provisions
The movement in “Other provisions” in 2017 and 2016 is as follows:

Millions of euros
Other provisions at December 31, 2015	4,098
Additions and accretion	1,403
Retirements/amount applied	(889)
Translation differences and other	332
Other provisions at December 31, 2016	4,944
Additions and accretion	1,497
Retirements/amount applied	(1,127)
Translation differences and other	(458)
Other provisions at December 31, 2017	4,856

The Group is exposed to risks of claims and litigation, mainly related to tax and regulatory proceedings, and labor and civil claims.
Given the nature of the risks covered by these provisions, it is not possible to determine a reliable schedule of potential payments, if any.
Telefónica Brasil
Telefônica Brasil, S.A. and its subsidiaries are party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The management of Telefónica Group, based in the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered probable.
The balance of these provisions at December 31, 2017 and December, 31 2016 is shown in the following table:

Millions of euros	12/31/2017	12/31/2016
Provisions for tax proceedings	902	911
Provisions for regulatory proceedings	278	241
Provisions for labor claims	247	403
Provisions for civil proceedings	266	303
Total	1,693	1,858

Additionally, Telefónica Brasil recognized contingent liabilities according to IFRS 3 generated on acquisition of the controlling interest of Vivo Participaçoes in 2011 and GVT in 2015. These contingent liabilities amounted to 213 million euros at December 31, 2017 (256 million euros at December 31, 2016).
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2017	12/31/2016
Federal taxes	127	100
State taxes	58	66
Municipal taxes	8	9
FUST, FISTEL and EBC	709	736
Total	902	911
Breakdown of changes in provisions for tax proceedings in 2017 and 2016 is as follows:

Millions of euros
Balance at 12/31/2015	644
Additions (income)	33
Write-offs due to reversal (income)	(14)
Write-offs due to payment	(41)
Monetary updating	99
Translation differences	165
Other movements	25
Balance at 12/31/2016	911
Additions (income)	63
Write-offs due to reversal (income)	(20)
Write-offs due to payment	(47)
Monetary updating	97
Translation differences	(134)
Other movements	32
Balance at 12/31/2017	902

In addition, the management of the Group and its legal counsel understand that losses are possible from tax contingencies in federal, state, municipal and other taxes for an aggregated amount of 8.919 million euros (8.748 million euros as of 31 December 2016). Noteworthy state tax-related contingencies include the "ICMS" tax (see Note 17), while the federal taxes include the corporate income tax (see Note 17). Moreover, Telefónica Brasil presently has different open proceedings regarding the Fundo de Universalização de Serviços de Telecomunicações (FUST, refer to Note 21).
With regard to regulatory proceedings, Telefónica Brasil is party to administrative proceedings against Agencia Nacional de Telecomunicações (ANATEL) based on an alleged failure to meet sector regulations, and to judicial proceedings to contest sanctions applied by ANATEL at the administrative level. At December 31, 2017, consolidated provisions totaled 278 million euros (241 million euros at Diciembre 31, 2016). In addition, the management of the Group and its legal counsel understand that losses are possible from regulatory contingencies amounting to 1,277 million euros at December 31, 2017 (1,461 million euros at December 31, 2016).
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2017 and December 31, 2016 are as follows:

Millions of euros	12/31/2017	12/31/2016
Tax proceedings	1,066	1,094
Labor claims	223	306
Civil proceedings	304	323
Regulatory proceedings	51	81
Garnishments	36	45
Total	1,680	1,849
Current (see Note 13.b)	82	88
Non-current (see Note 13.a)	1,598	1,761

Telefónica del Perú
In 2015, the Group established a provision of 1,521 million Peruvian soles (approximately 431 million euros) in relation to tax claims involving Telefónica Peru (see Note 17). At December 31, 2017 this provision amounted to 425 million euros (464 million euros at December 31, 2016).
Telefónica, S.A.
The Group has continued provisioning the amount of the goodwill amortized for tax purposes (see Note 17), for a total of 215 million euros at December 31, 2017 (147 million euros at December 31, 2016).

Dismantling of assets
"Other provisions" include the provisions for dismantling of assets recognized by the Group companies in the amount of 973 million euros (1,001 million euros at December 31, 2016), of which 450 million euros correspond to Telefónica Germany (457 million euros at December 31, 2016) and 146 million euros correspond to Telefónica Brazil (159 million euros at December 31, 2016).